SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)	Dec. 02, 2021	Oct. 27, 2021	Oct. 26, 2021
Aldel Financial Inc.
Subsequent Event [Line Items]
Aggregate value of the consideration	$ 3,000,000,000
Cash consideration	$ 489,660,942
Number of units issued	251,033,906
Number of shares issued	70,385,000
Issue price	$ 10.00
Aggregate consideration	$ 703,850,000
Secured commitment letters
Subsequent Event [Line Items]
Current credit facility		$ 230,000,000	$ 160,000,000